Related Party Transactions - Narrative (Details) $ in Millions		1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 20, 2020	May 31, 2025 shares	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Apr. 26, 2024 nominee
Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Key management personnel compensation, share-based payment, shares withheld for tax withholding obligation (in shares)		351,852
Key management personnel compensation, warrants (in shares)		0
Entities with joint control or significant influence over entity
Disclosure of transactions between related parties [line items]
Management fees, percentage	2.50%
Settlement of liabilities on behalf of entity by related party, related party transactions | $			$ 0.4	$ 2.4
Number of nominee directors, related party transactions | nominee					2
Ownership percentage, related party transactions		10.00%